Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	WORKSPORT LTD.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-40681
Entity, Tax Identification Number	35-2696895
Entity, Address, Address Line One	2500 N America Dr
Entity, Address, City or Town	West Seneca
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14224
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001096275